Bank Loan and Loan Facilities (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)	Aug. 31, 2021 USD ($)	Aug. 31, 2021 HKD ($)
Bank Loan and Loan Facilities [Line Items]
Loan agreement	$ 464,354			$ 3,600,000
Working capital term	3 years			3 years
Fixed interest rate	2.50%			2.50%
BOCHK [Member]
Bank Loan and Loan Facilities [Line Items]
Loan payable		$ 39,725
Loan repayable	$ 39,853	156,440	$ 152,150
EID Facility [Member]
Bank Loan and Loan Facilities [Line Items]
Interconnect HK borrowed						$ 1,929,409
EID Facility [Member] | CCSC [Member]
Bank Loan and Loan Facilities [Line Items]
Interconnect HK borrowed							$ 15,000,000
Loan Facility [Member]
Bank Loan and Loan Facilities [Line Items]
Interconnect HK borrowed						385,882	3,000,000
Forex Hedging Facility [Member]
Bank Loan and Loan Facilities [Line Items]
Interconnect HK borrowed						$ 257,255	$ 2,000,000
Revolving Credit Facility [Member]
Bank Loan and Loan Facilities [Line Items]
Interconnect HK borrowed		136,784			$ 1,072,238
Interest expenses	$ 228	$ 4,986	$ 8,650